Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Non-Current Liabilities
Other Non-Current Liabilities	Note 29 Other Non-Current Liabilities

	December 31,
	2023	2022
Opening balance	4,350	—
Additional liabilities	12,031	4,350
Net book value	16,381	4,350